Employee Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Age	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unissued common stock available for grant under the plans	2,700,000
Age requirement for vesting provision, minimum	55
Completion of service period (in years) for stock awards	5 years
Maximum contractual term of options granted (in years)	5 years
Option vesting period (in years)	3 years
Share-based compensation expense	$ 10.4	$ 12.5	$ 14.3
Cash received from stock options exercised	3.4	4.9	0.4
Deferred compensation Liability	12.1	13.2
Recognized net actuarial loss	149.9
Amortization of prior service cost	(2.5)
Performance-Based Unit | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which will vest after achievement of goals	0
Performance-Based Unit | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares which will vest after achievement of goals	1.5
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	7.1	9.3	8.9
Total intrinsic value of options exercised	4.7	7.9	0.9
Total unrecognized compensation cost	3.2
Unrecognized compensation cost, Weighted-average recognition period	1 year 9 months 18 days
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	3.3	3.2	5.4
Total unrecognized compensation cost	2.0
Unrecognized compensation cost, Weighted-average recognition period	2 years 1 month 6 days
Aggregate weighted-average grant-date fair value of units granted	12.8	5.3	3.3
Aggregate weighted-average grant-date fair value of units vested	3.3	4.5	4.1
Other Postretirement Benefit Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected pretax amortization of net loss in 2015	2.8
Expected pretax amortization of prior service cost in 2015	1.1
Recognized net actuarial loss	(1.7)	(4.5)	(3.2)
Amortization of prior service cost	1.7	1.8	1.8
Estimated cash contributions by the company in 2015	16.0
Pension Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Matching contribution by the company as percentage of participants' contribution	50.00%
Percentage of eligible pay contributed by participants that will be matched	6.00%
Cost recognized for contribution plans	10.6	11.8	12.1
Expected pretax amortization of net loss in 2015	199.3
Expected pretax amortization of prior service cost in 2015	(4.4)
Estimated cash contributions by the company in 2015	128.8
International Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost recognized for contribution plans	25.2	26.7	30.0
Recognized net actuarial loss	(40.2)	(51.9)	(36.9)
Amortization of prior service cost	(2.1)	(2.1)	(0.5)
Estimated cash contributions by the company in 2015	76.2
U.S. Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized net actuarial loss	(109.7)	(139.0)	(124.0)
Amortization of prior service cost	(0.4)	0.7	0.7
Estimated cash contributions by the company in 2015	$ 52.6